Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Expenses and Other Payables

12. Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

	As of December 31,
	2012	2013
Accrued professional fee	$353	$120
Accrued payroll	13	13
Surcharges payable	—	82
Other current liabilities	—	20

Total accrued expenses and other payables	$366	$235